UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08837

THE SELECT SECTOR SPDR® TRUST

(Exact name of registrant as specified in charter)

STATE STREET FINANCIAL CENTER

ONE LINCOLN STREET

BOSTON, MASSACHUSETTS 02111

(Address of principal executive offices) (Zip code)

(Name and Address of Agent for Service)	Copy to:

Jesse D. Hallee, Esq. Vice President State Street Bank and Trust Company One Lincoln Street/CPH0326 Boston, MA 02111	Leonard Mackey, Esq. Clifford Chance US LLP 31 West 52nd Street New York, NY 10019

Registrant’s telephone number, including area code: (303) 623-2577

Date of fiscal year end: September 30

Date of reporting period: December 31, 2015

Item 1.	Schedule of Investments.

Quarterly Report

31 December 2015

Select Sector SPDR Trust

The Consumer Discretionary Select Sector SPDR Fund

SCHEDULE OF INVESTMENTS

December 31, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AUTO COMPONENTS — 2.9%
BorgWarner, Inc.	1,101,281	$47,608,378
Delphi Automotive PLC	1,375,946	117,959,850
Goodyear Tire & Rubber Co.	1,310,634	42,818,413
Johnson Controls, Inc.	3,180,439	125,595,536

		333,982,177

AUTOMOBILES — 4.8%
Ford Motor Co.	19,142,897	269,723,419
General Motors Co.	6,957,204	236,614,508
Harley-Davidson, Inc. (a)	933,500	42,371,565

		548,709,492

DISTRIBUTORS — 0.6%
Genuine Parts Co.	737,624	63,354,525

DIVERSIFIED CONSUMER SERVICES — 0.3%
H&R Block, Inc.	1,147,649	38,228,188

HOTELS, RESTAURANTS & LEISURE — 14.4%
Carnival Corp.	2,260,817	123,169,310
Chipotle Mexican Grill, Inc. (a) (b)	153,153	73,490,467
Darden Restaurants, Inc.	566,261	36,036,850
Marriott International, Inc. Class A (a)	947,709	63,534,411
McDonald’s Corp.	4,511,782	533,021,926
Royal Caribbean Cruises, Ltd.	842,716	85,291,286
Starbucks Corp.	7,292,193	437,750,346
Starwood Hotels & Resorts Worldwide, Inc.	829,071	57,438,039
Wyndham Worldwide Corp.	570,374	41,437,671
Wynn Resorts, Ltd. (a)	393,716	27,241,210
Yum! Brands, Inc.	2,117,915	154,713,691

		1,633,125,207

HOUSEHOLD DURABLES — 3.3%
D.R. Horton, Inc.	1,611,462	51,615,128
Garmin, Ltd. (a)	582,324	21,644,983
Harman International Industries, Inc.	346,285	32,623,510
Leggett & Platt, Inc.	665,689	27,972,252
Lennar Corp. Class A (a)	878,913	42,987,635
Mohawk Industries, Inc. (b)	312,230	59,133,239
Newell Rubbermaid, Inc.	1,302,913	57,432,405
PulteGroup, Inc.	1,584,105	28,228,751
Whirlpool Corp.	381,615	56,047,795

		377,685,698

INTERNET & CATALOG RETAIL — 17.2%
Amazon.com, Inc. (b)	1,887,735	1,275,901,209
Expedia, Inc.	578,020	71,847,886
Netflix, Inc. (a) (b)	2,098,878	240,069,666
Priceline Group, Inc. (b)	244,639	311,902,493
TripAdvisor, Inc. (b)	554,984	47,312,386

		1,947,033,640

LEISURE EQUIPMENT & PRODUCTS — 0.7%
Hasbro, Inc. (a)	546,987	36,845,044
Mattel, Inc. (a)	1,666,533	45,279,702

		82,124,746

MEDIA — 23.5%
Cablevision Systems Corp. Class A	1,081,650	34,504,635

CBS Corp. Class B	2,131,027	100,435,303
Comcast Corp. Class A	11,994,262	676,836,205
Discovery Communications, Inc. Class A (a) (b)	720,742	19,229,397
Discovery Communications, Inc. Class C (b)	1,260,742	31,795,913
Interpublic Group of Cos., Inc.	1,995,058	46,444,950
News Corp. Class A	1,858,090	24,824,082
News Corp. Class B (a)	518,675	7,240,703
Omnicom Group, Inc.	1,189,883	90,026,548
Scripps Networks Interactive, Inc. Class A (a)	458,974	25,339,955
TEGNA, Inc.	1,096,591	27,985,002
Time Warner Cable, Inc.	1,390,781	258,115,046
Time Warner, Inc.	3,927,975	254,022,143
Twenty-First Century Fox, Inc. Class A	5,754,416	156,289,939
Twenty-First Century Fox, Inc. Class B	2,123,627	57,826,363
Viacom, Inc. Class B	1,705,070	70,180,681
Walt Disney Co.	7,472,492	785,209,459

		2,666,306,324

MULTILINE RETAIL — 4.8%
Dollar General Corp.	1,435,313	103,155,945
Dollar Tree, Inc. (b)	1,153,108	89,043,000
Kohl’s Corp. (a)	932,919	44,434,932
Macy’s, Inc.	1,543,972	54,008,140
Nordstrom, Inc. (a)	668,506	33,298,284
Target Corp.	3,026,665	219,766,146

		543,706,447

SPECIALTY RETAIL — 20.3%
Advance Auto Parts, Inc.	359,718	54,141,156
AutoNation, Inc. (b)	380,554	22,703,852
AutoZone, Inc. (b)	150,168	111,411,141
Bed Bath & Beyond, Inc. (a) (b)	827,762	39,939,517
Best Buy Co., Inc. (a)	1,465,129	44,613,178
CarMax, Inc. (a) (b)	995,709	53,738,415
GameStop Corp. Class A (a)	515,768	14,462,135
Gap, Inc. (a)	1,125,870	27,808,989
Home Depot, Inc.	6,228,342	823,698,229
L Brands, Inc.	1,248,728	119,653,117
Lowe’s Cos., Inc.	4,495,255	341,819,190
O’Reilly Automotive, Inc. (b)	483,441	122,513,618
Ross Stores, Inc.	1,989,833	107,072,914
Signet Jewelers, Ltd.	388,022	47,994,441
Staples, Inc.	3,131,027	29,650,826
Tiffany & Co. (a)	545,862	41,643,812
TJX Cos., Inc.	3,286,511	233,046,495
Tractor Supply Co.	659,189	56,360,659
Urban Outfitters, Inc. (b)	426,713	9,707,721

		2,301,979,405

TEXTILES, APPAREL & LUXURY GOODS — 7.0%
Coach, Inc.	1,362,901	44,607,750
Fossil Group, Inc. (a) (b)	186,526	6,819,391
Hanesbrands, Inc.	1,925,321	56,662,197
Michael Kors Holdings, Ltd. (b)	904,771	36,245,126
NIKE, Inc. Class B	6,628,178	414,261,125
PVH Corp.	399,412	29,416,694
Ralph Lauren Corp. (a)	291,758	32,525,182

The Consumer Discretionary Select Sector SPDR Fund

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value

Under Armour, Inc. Class A (a) (b)	884,635	$71,310,427
VF Corp.	1,674,945	104,265,326

		796,113,218

TOTAL COMMON STOCKS (Cost $11,406,549,173)		11,332,349,067

SHORT-TERM INVESTMENTS — 3.4%
State Street Institutional Liquid Reserves Fund, Premier Class 0.23% (c) (d)	10,316,222	10,316,222
State Street Navigator Securities Lending Prime Portfolio (c) (e)	376,976,560	376,976,560

TOTAL SHORT-TERM INVESTMENTS (Cost $387,292,782)		387,292,782

TOTAL INVESTMENTS — 103.2% (f) (Cost $11,793,841,955)		11,719,641,849
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.2)%		(365,060,232)

NET ASSETS — 100.0%		$11,354,581,617

(a)	All or a portion of the shares of the security are on loan at December 31, 2015.
(b)	Non-income producing security
(c)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(d)	The rate shown is the annualized seven-day yield at December 31, 2015.
(e)	Investment of cash collateral for securities loaned
(f)	The values of the securities of the Fund are determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).

The Consumer Staples Select Sector SPDR Fund

SCHEDULE OF INVESTMENTS

December 31, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
BEVERAGES — 20.8%
Brown-Forman Corp. Class B	538,065	$53,419,093
Coca-Cola Co.	17,447,145	749,529,349
Coca-Cola Enterprises, Inc.	1,124,679	55,379,194
Constellation Brands, Inc. Class A	1,161,938	165,506,449
Dr. Pepper Snapple Group, Inc.	996,913	92,912,292
Molson Coors Brewing Co. Class B	890,082	83,596,501
Monster Beverage Corp. (a)	770,984	114,845,777
PepsiCo, Inc.	3,722,908	371,992,967

		1,687,181,622

FOOD & STAPLES RETAILING — 24.3%
Costco Wholesale Corp.	2,032,187	328,198,200
CVS Health Corp.	5,075,922	496,272,894
Kroger Co.	4,906,336	205,232,035
Sysco Corp. (b)	2,569,348	105,343,268
Wal-Mart Stores, Inc.	6,992,968	428,668,938
Walgreens Boots Alliance, Inc.	4,138,431	352,408,092
Whole Foods Market, Inc. (b)	1,683,254	56,389,009

		1,972,512,436

FOOD PRODUCTS — 18.3%
Archer-Daniels-Midland Co.	2,892,486	106,096,387
Campbell Soup Co. (b)	1,033,070	54,287,829
ConAgra Foods, Inc.	2,241,949	94,520,570
General Mills, Inc.	2,846,738	164,142,913
Hershey Co.	741,319	66,177,547
Hormel Foods Corp. (b)	854,414	67,567,059
J.M. Smucker Co.	640,607	79,012,468
Kellogg Co.	1,299,516	93,916,021
Keurig Green Mountain, Inc.	521,342	46,910,353
Kraft Heinz Co.	2,649,628	192,786,933
McCormick & Co., Inc. (b)	633,052	54,163,929
Mead Johnson Nutrition Co. (b)	961,166	75,884,056
Mondelez International, Inc. Class A	6,678,567	299,466,944
Tyson Foods, Inc. Class A	1,730,040	92,263,033

		1,487,196,042

HOUSEHOLD PRODUCTS — 19.6%
Church & Dwight Co., Inc.	587,208	49,842,215
Clorox Co.	678,509	86,055,297
Colgate-Palmolive Co.	4,135,606	275,514,072
Kimberly-Clark Corp.	1,702,054	216,671,474
Procter & Gamble Co.	12,127,315	963,030,084

		1,591,113,142

PERSONAL PRODUCTS — 1.2%
Estee Lauder Cos., Inc. Class A	1,128,127	99,342,864

TOBACCO — 15.5%
Altria Group, Inc.	7,900,338	459,878,675
Philip Morris International, Inc.	6,905,817	607,090,372
Reynolds American, Inc.	4,117,504	190,022,810

		1,256,991,857

TOTAL COMMON STOCKS (Cost $8,158,441,693)		8,094,337,963

SHORT-TERM INVESTMENTS — 0.7%
State Street Institutional Liquid Reserves Fund, Premier Class 0.23% (c) (d)	5,572,149	5,572,149

State Street Navigator Securities Lending Prime Portfolio (c) (e)	54,816,858	54,816,858

TOTAL SHORT-TERM INVESTMENTS (Cost $60,389,007)		60,389,007

TOTAL INVESTMENTS — 100.4% (f) (Cost $8,218,830,700)		8,154,726,970
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%		(32,245,850)

NET ASSETS — 100.0%		$8,122,481,120

(a)	Non-income producing security
(b)	All or a portion of the shares of the security are on loan at December 31, 2015.
(c)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(d)	The rate shown is the annualized seven-day yield at December 31, 2015.
(e)	Investment of cash collateral for securities loaned
(f)	The values of the securities of the Fund are determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).

The Energy Select Sector SPDR Fund

SCHEDULE OF INVESTMENTS

December 31, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
ENERGY EQUIPMENT & SERVICES — 18.1%
Baker Hughes, Inc.	5,619,455	$259,337,848
Cameron International Corp. (a)	2,979,626	188,312,363
Diamond Offshore Drilling, Inc. (b)	1,029,290	21,718,019
Ensco PLC Class A (b)	2,276,552	35,036,135
FMC Technologies, Inc. (a)	3,984,869	115,601,050
Halliburton Co.	9,964,479	339,190,865
Helmerich & Payne, Inc. (b)	1,045,252	55,973,245
National Oilwell Varco, Inc. (b)	4,637,833	155,321,027
Schlumberger, Ltd.	12,797,220	892,606,095
Transocean, Ltd. (b)	3,316,395	41,056,970

		2,104,153,617

OIL, GAS & CONSUMABLE FUELS — 81.7%
Anadarko Petroleum Corp.	5,752,984	279,479,963
Apache Corp.	4,237,883	188,458,657
Cabot Oil & Gas Corp.	8,727,194	154,384,062
Chesapeake Energy Corp. (b)	6,671,413	30,021,359
Chevron Corp.	18,689,774	1,681,332,069
Cimarex Energy Co.	917,522	82,008,116
Columbia Pipeline Group, Inc.	3,775,326	75,506,520
ConocoPhillips	8,872,157	414,241,010
CONSOL Energy, Inc. (b)	3,552,887	28,067,807
Devon Energy Corp.	4,336,483	138,767,456
EOG Resources, Inc.	6,517,882	461,400,867
EQT Corp.	1,479,337	77,117,838
Exxon Mobil Corp.	27,316,936	2,129,355,161
Hess Corp.	2,910,508	141,101,428
Kinder Morgan, Inc.	17,785,810	265,364,285
Marathon Oil Corp. (b)	7,731,895	97,344,558
Marathon Petroleum Corp.	5,182,147	268,642,501
Murphy Oil Corp. (b)	2,139,816	48,038,869
Newfield Exploration Co. (a)	1,581,737	51,501,357
Noble Energy, Inc.	5,638,993	185,692,040
Occidental Petroleum Corp.	6,482,249	438,264,855
ONEOK, Inc. (b)	2,027,165	49,989,889
Phillips 66	4,616,389	377,620,620
Pioneer Natural Resources Co.	3,291,535	412,692,658
Range Resources Corp. (b)	2,582,768	63,561,920
Southwestern Energy Co. (a) (b)	4,802,343	34,144,659
Spectra Energy Corp. (b)	8,762,845	209,782,509
Tesoro Corp.	3,682,881	388,065,171
Valero Energy Corp.	6,540,599	462,485,755
Williams Cos., Inc.	9,361,614	240,593,480

		9,475,027,439

TOTAL COMMON STOCKS (Cost $17,079,722,831)		11,579,181,056

SHORT-TERM INVESTMENTS — 3.4%
State Street Institutional Liquid Reserves Fund, Premier Class 0.23% (c) (d)	13,264,840	13,264,840

State Street Navigator Securities Lending Prime Portfolio (c) (e)	375,683,222	$375,683,222

TOTAL SHORT-TERM INVESTMENTS (Cost $388,948,062)		388,948,062

TOTAL INVESTMENTS — 103.2% (f) (Cost $17,468,670,893)		11,968,129,118
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.2)%		(366,380,860)

NET ASSETS — 100.0%		$11,601,748,258

(a)	Non-income producing security
(b)	All or a portion of the shares of the security are on loan at December 31, 2015.
(c)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(d)	The rate shown is the annualized seven-day yield at December 31, 2015.
(e)	Investment of cash collateral for securities loaned
(f)	The values of the securities of the Fund are determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).

The Financial Select Sector SPDR Fund

SCHEDULE OF INVESTMENTS

December 31, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
CAPITAL MARKETS — 12.7%
Affiliated Managers Group, Inc.	352,059	$56,244,946
Ameriprise Financial, Inc.	1,134,003	120,680,599
Bank of New York Mellon Corp.	7,120,086	293,489,945
BlackRock, Inc.	822,696	280,144,442
Charles Schwab Corp.	7,806,477	257,067,287
E*TRADE Financial Corp.	1,908,803	56,576,921
Franklin Resources, Inc.	2,468,402	90,886,562
Goldman Sachs Group, Inc.	2,584,065	465,726,035
Invesco, Ltd.	2,761,477	92,454,250
Legg Mason, Inc.	701,730	27,528,868
Morgan Stanley	9,839,382	312,990,741
Northern Trust Corp.	1,416,078	102,085,063
State Street Corp. (a)	2,628,594	174,433,498
T Rowe Price Group, Inc.	1,635,508	116,922,467

		2,447,231,624

COMMERCIAL BANKS — 36.6%
Bank of America Corp.	67,841,979	1,141,780,507
BB&T Corp.	5,083,517	192,207,778
Citigroup, Inc.	19,407,828	1,004,355,099
Comerica, Inc.	1,151,653	48,173,645
Fifth Third Bancorp	5,174,854	104,014,565
Huntington Bancshares, Inc.	5,190,228	57,403,922
JPMorgan Chase & Co.	23,984,334	1,583,685,574
KeyCorp	5,442,655	71,788,619
M&T Bank Corp. (b)	1,042,536	126,334,513
People’s United Financial, Inc. (b)	2,021,456	32,646,514
PNC Financial Services Group, Inc.	3,308,395	315,323,127
Regions Financial Corp.	8,504,443	81,642,653
SunTrust Banks, Inc.	3,319,803	142,220,361
US Bancorp	10,712,641	457,108,391
Wells Fargo & Co.	30,284,606	1,646,271,182
Zions Bancorp (b)	1,331,032	36,337,174

		7,041,293,624

CONSUMER FINANCE — 5.0%
American Express Co.	5,449,757	379,030,599
Capital One Financial Corp.	3,465,705	250,154,587
Discover Financial Services	2,784,574	149,308,858
Navient Corp.	2,359,565	27,017,019
Synchrony Financial	5,433,245	165,224,981

		970,736,044

DIVERSIFIED FINANCIAL SERVICES — 12.3%
Berkshire Hathaway, Inc. Class B	12,207,278	1,611,848,987
CME Group, Inc.	2,203,915	199,674,699
Intercontinental Exchange, Inc.	773,442	198,202,247
Leucadia National Corp.	2,171,771	37,767,098
McGraw Hill Financial, Inc.	1,761,204	173,619,490
Moody’s Corp.	1,120,509	112,431,873
Nasdaq, Inc.	748,560	43,543,735

		2,377,088,129

INSURANCE — 16.4%
Aflac, Inc.	2,780,166	166,531,943
Allstate Corp.	2,522,209	156,603,957
American International Group, Inc.	8,054,159	499,116,233
Aon PLC	1,784,342	164,534,176
Assurant, Inc.	428,879	34,541,915
Chubb Corp.	1,479,542	196,246,451

Chubb, Ltd. (b)	2,112,424	246,836,744
Cincinnati Financial Corp.	960,936	56,858,583
Hartford Financial Services Group, Inc.	2,668,383	115,967,925
Lincoln National Corp.	1,612,088	81,023,543
Loews Corp.	1,823,355	70,016,832
Marsh & McLennan Cos., Inc.	3,398,088	188,423,979
MetLife, Inc.	7,242,666	349,168,928
Principal Financial Group, Inc.	1,773,846	79,787,593
Progressive Corp.	3,808,622	121,114,180
Prudential Financial, Inc.	2,925,475	238,162,920
Torchmark Corp.	747,183	42,708,980
Travelers Cos., Inc.	1,981,536	223,636,153
Unum Group	1,586,016	52,798,473
Willis Group Holdings PLC	31,800	1,544,526
XL Group PLC	1,939,900	76,005,282

		3,161,629,316

REAL ESTATE INVESTMENT TRUSTS (REITS) — 16.4%
American Tower Corp. REIT	2,760,062	267,588,011
Apartment Investment & Management Co. REIT Class A	1,019,245	40,800,377
AvalonBay Communities, Inc. REIT	892,421	164,321,479
Boston Properties, Inc. REIT	1,000,664	127,624,687
Crown Castle International Corp. REIT	2,174,891	188,019,327
Equinix, Inc. REIT	404,048	122,184,115
Equity Residential REIT	2,373,683	193,668,796
Essex Property Trust, Inc. REIT	430,358	103,032,009
General Growth Properties, Inc. REIT	3,793,865	103,231,067
HCP, Inc. REIT	3,030,454	115,884,561
Host Hotels & Resorts, Inc. REIT	4,897,525	75,128,033
Iron Mountain, Inc. REIT (b)	1,252,080	33,818,681
Kimco Realty Corp. REIT	2,693,129	71,260,193
Macerich Co. REIT	876,931	70,759,562
Plum Creek Timber Co., Inc. REIT	1,131,099	53,976,044
Prologis, Inc. REIT	3,416,329	146,628,841
Public Storage REIT	958,997	237,543,557
Realty Income Corp. REIT	1,626,441	83,973,149
Simon Property Group, Inc. REIT	2,016,248	392,039,261
SL Green Realty Corp. REIT	649,680	73,400,846
Ventas, Inc. REIT	2,169,590	122,429,964
Vornado Realty Trust REIT	1,154,850	115,438,806
Welltower, Inc. REIT	2,306,220	156,892,147
Weyerhaeuser Co. REIT	3,325,594	99,701,308

		3,159,344,821

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.4%
CBRE Group, Inc. Class A	1,894,559	65,513,851

TOTAL COMMON STOCKS (Cost $19,824,148,647)		19,222,837,409

SHORT-TERM INVESTMENTS — 0.4%
State Street Institutional Liquid Reserves Fund, Premier Class 0.23% (c) (d)	36,562,469	36,562,469

The Financial Select Sector SPDR Fund

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value

State Street Navigator Securities Lending Prime Portfolio (c) (e)	36,907,410	$36,907,410

TOTAL SHORT-TERM INVESTMENTS (Cost $73,469,879)		73,469,879

TOTAL INVESTMENTS — 100.2% (f) (Cost $19,897,618,526)		19,296,307,288
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(28,976,512)

NET ASSETS — 100.0%		$19,267,330,776

(a)	Affiliated issuer (see accompanying Notes to Schedules of Investments).
(b)	All or a portion of the shares of the security are on loan at December 31, 2015.
(c)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(d)	The rate shown is the annualized seven-day yield at December 31, 2015.
(e)	Investment of cash collateral for securities loaned
(f)	The values of the securities of the Fund are determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).

REIT – Real Estate Investment Trust

The Financial Services Select Sector SPDR Fund

SCHEDULE OF INVESTMENTS

December 31, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
CAPITAL MARKETS — 15.2%
Affiliated Managers Group, Inc.	270	$43,135
Ameriprise Financial, Inc.	874	93,011
Bank of New York Mellon Corp.	5,468	225,391
BlackRock, Inc.	631	214,868
Charles Schwab Corp.	6,005	197,745
E*TRADE Financial Corp.	1,494	44,282
Franklin Resources, Inc.	1,902	70,032
Goldman Sachs Group, Inc.	1,897	341,896
Invesco, Ltd.	2,133	71,413
Legg Mason, Inc.	544	21,341
Morgan Stanley	7,555	240,325
Northern Trust Corp.	1,090	78,578
State Street Corp. (a)	2,023	134,246
T Rowe Price Group, Inc.	1,261	90,149

		1,866,412

COMMERCIAL BANKS — 43.9%
Bank of America Corp.	52,006	875,261
BB&T Corp.	3,905	147,648
Citigroup, Inc.	14,879	769,988
Comerica, Inc.	893	37,354
Fifth Third Bancorp	3,992	80,239
Huntington Bancshares, Inc.	4,038	44,660
JPMorgan Chase & Co.	18,386	1,214,028
KeyCorp	4,208	55,503
M&T Bank Corp.	804	97,429
People’s United Financial, Inc.	1,559	25,178
PNC Financial Services Group, Inc.	2,541	242,183
Regions Financial Corp.	6,568	63,053
SunTrust Banks, Inc.	2,558	109,585
US Bancorp	8,223	350,875
Wells Fargo & Co.	23,216	1,262,022
Zions Bancorp	1,031	28,146

		5,403,152

CONSUMER FINANCE — 6.1%
American Express Co.	4,183	290,928
Capital One Financial Corp.	2,664	192,287
Discover Financial Services	2,151	115,337
Navient Corp.	1,812	20,747
Synchrony Financial	4,170	126,810

		746,109

DIVERSIFIED FINANCIAL SERVICES — 14.8%
Berkshire Hathaway, Inc. Class B	9,357	1,235,498
CME Group, Inc.	1,695	153,567
Intercontinental Exchange, Inc.	593	151,962
Leucadia National Corp.	1,684	29,285
McGraw Hill Financial, Inc.	1,351	133,182
Moody’s Corp.	871	87,396
Nasdaq, Inc.	585	34,029

		1,824,919

INSURANCE — 19.8%
Aflac, Inc.	2,136	127,947
Allstate Corp.	1,943	120,641
American International Group, Inc.	6,245	387,003
Aon PLC	1,376	126,881
Assurant, Inc.	332	26,739
Chubb Corp.	1,137	150,812
Chubb, Ltd.	1,619	189,180

Cincinnati Financial Corp.	743	43,963
Hartford Financial Services Group, Inc.	2,059	89,484
Lincoln National Corp.	1,246	62,624
Loews Corp.	1,406	53,990
Marsh & McLennan Cos., Inc.	2,615	145,002
MetLife, Inc.	5,562	268,144
Principal Financial Group, Inc.	1,367	61,488
Progressive Corp.	2,934	93,301
Prudential Financial, Inc.	2,247	182,928
Torchmark Corp.	579	33,096
Travelers Cos., Inc.	1,523	171,886
Unum Group	1,225	40,780
XL Group PLC	1,502	58,848

		2,434,737

TOTAL COMMON STOCKS (Cost $12,299,695)		12,275,329

SHORT-TERM INVESTMENT — 0.0%
State Street Institutional Liquid Reserves Fund, Premier Class 0.23% (b) (c) (Cost $3,054)	3,054	3,054

TOTAL INVESTMENTS — 99.8% (d) (Cost $12,302,749)		12,278,383
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		25,012

NET ASSETS — 100.0%		$12,303,395

(a)	Affiliated issuer (see accompanying Notes to Schedules of Investments).
(b)	The rate shown is the annualized seven-day yield at December 31, 2015.
(c)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(d)	The values of the securities of the Fund are determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).

The Health Care Select Sector SPDR Fund

SCHEDULE OF INVESTMENTS

December 31, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
BIOTECHNOLOGY — 24.4%
AbbVie, Inc.	8,292,169	$491,228,092
Alexion Pharmaceuticals, Inc. (a)	1,145,912	218,582,714
Amgen, Inc.	3,826,139	621,097,144
Baxalta, Inc.	2,743,971	107,097,188
Biogen, Inc. (a)	1,154,693	353,740,201
Celgene Corp. (a)	3,985,152	477,261,803
Gilead Sciences, Inc.	7,310,525	739,752,025
Regeneron Pharmaceuticals, Inc. (a)	393,783	213,772,977
Vertex Pharmaceuticals, Inc. (a)	1,246,327	156,825,326

		3,379,357,470

HEALTH CARE EQUIPMENT & SUPPLIES — 13.9%
Abbott Laboratories	6,413,511	288,030,779
Baxter International, Inc.	2,805,137	107,015,976
Becton, Dickinson and Co.	1,097,276	169,079,259
Boston Scientific Corp. (a)	6,873,831	126,753,444
C.R. Bard, Inc.	400,475	75,865,984
DENTSPLY International, Inc.	708,344	43,102,732
Edwards Lifesciences Corp. (a)	1,089,289	86,032,045
Intuitive Surgical, Inc. (a)	189,488	103,490,766
Medtronic PLC	7,165,817	551,194,644
St. Jude Medical, Inc.	1,464,953	90,490,147
Stryker Corp.	1,629,223	151,419,986
Varian Medical Systems, Inc. (a) (b)	491,432	39,707,706
Zimmer Biomet Holdings, Inc.	879,667	90,245,037

		1,922,428,505

HEALTH CARE PROVIDERS & SERVICES — 18.4%
Aetna, Inc.	1,814,167	196,147,736
AmerisourceBergen Corp.	1,028,853	106,702,345
Anthem, Inc. (b)	1,360,755	189,743,677
Cardinal Health, Inc.	1,685,391	150,454,854
Cigna Corp.	1,349,790	197,514,771
DaVita HealthCare Partners, Inc. (a)	845,561	58,944,057
Express Scripts Holding Co. (a)	3,611,299	315,663,645
HCA Holdings, Inc. (a)	1,592,286	107,686,302
Henry Schein, Inc. (a) (b)	422,528	66,839,704
Humana, Inc.	806,541	143,975,634
Laboratory Corp. of America Holdings (a)	513,237	63,456,623
McKesson Corp.	1,202,390	237,147,380
Patterson Cos., Inc. (b)	423,766	19,158,461
Quest Diagnostics, Inc.	754,477	53,673,494
Tenet Healthcare Corp. (a) (b)	524,656	15,897,077
UnitedHealth Group, Inc.	4,871,167	573,044,086
Universal Health Services, Inc. Class B	464,904	55,551,379

		2,551,601,225

HEALTH CARE TECHNOLOGY — 0.7%
Cerner Corp. (a) (b)	1,544,427	92,928,172

LIFE SCIENCES TOOLS & SERVICES — 4.2%
Agilent Technologies, Inc.	1,679,140	70,204,843
Illumina, Inc. (a) (b)	742,492	142,517,627
PerkinElmer, Inc.	574,533	30,777,733
Thermo Fisher Scientific, Inc.	2,024,302	287,147,239
Waters Corp. (a)	416,829	56,096,847

		586,744,289

PHARMACEUTICALS — 38.3%
Allergan PLC (a)	2,109,617	659,255,312
Bristol-Myers Squibb Co.	8,504,852	585,048,769
Eli Lilly & Co.	4,950,366	417,117,839
Endo International PLC (a) (b)	1,055,350	64,608,527
Johnson & Johnson	14,034,462	1,441,619,937
Mallinckrodt PLC (a)	594,590	44,374,252
Merck & Co., Inc.	14,169,817	748,449,734
Mylan NV (a) (b)	2,092,089	113,119,252
Perrigo Co. PLC	741,154	107,244,984
Pfizer, Inc.	31,310,334	1,010,697,581
Zoetis, Inc.	2,325,868	111,455,595

		5,302,991,782

TOTAL COMMON STOCKS (Cost $14,107,288,727)		13,836,051,443

SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.23% (c) (d)	3,875,818	3,875,818
State Street Navigator Securities Lending Prime Portfolio (c) (e)	26,321,690	26,321,690

TOTAL SHORT-TERM INVESTMENTS (Cost $30,197,508)		30,197,508

TOTAL INVESTMENTS — 100.1% (f) (Cost $14,137,486,235)		13,866,248,951
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(13,992,705)

NET ASSETS — 100.0%		$13,852,256,246

(a)	Non-income producing security
(b)	All or a portion of the shares of the security are on loan at December 31, 2015.
(c)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(d)	The rate shown is the annualized seven-day yield at December 31, 2015.
(e)	Investment of cash collateral for securities loaned
(f)	The values of the securities of the Fund are determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).

The Industrial Select Sector SPDR Fund

SCHEDULE OF INVESTMENTS

December 31, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 27.9%
Boeing Co.	2,107,234	$304,684,964
General Dynamics Corp.	1,035,767	142,272,955
Honeywell International, Inc.	2,604,891	269,788,561
L-3 Communications Holdings, Inc.	251,037	30,001,432
Lockheed Martin Corp.	896,953	194,773,344
Northrop Grumman Corp.	630,932	119,126,271
Precision Castparts Corp.	440,932	102,300,633
Raytheon Co.	1,055,985	131,501,812
Rockwell Collins, Inc.	544,468	50,254,396
Textron, Inc.	1,094,905	45,996,959
United Technologies Corp.	2,746,569	263,862,884

		1,654,564,211

AIR FREIGHT & LOGISTICS — 6.9%
C.H. Robinson Worldwide, Inc.	460,548	28,563,187
Expeditors International of Washington, Inc.	597,175	26,932,593
FedEx Corp.	902,528	134,467,647
United Parcel Service, Inc. Class B	2,271,523	218,588,658

		408,552,085

AIRLINES — 6.4%
American Airlines Group, Inc.	2,020,326	85,560,806
Delta Air Lines, Inc.	2,519,785	127,727,902
Southwest Airlines Co.	2,284,499	98,370,527
United Continental Holdings, Inc. (a)	1,194,325	68,434,822

		380,094,057

BUILDING PRODUCTS — 0.9%
Allegion PLC	307,436	20,266,181
Masco Corp.	1,199,337	33,941,237

		54,207,418

COMMERCIAL SERVICES & SUPPLIES — 4.2%
ADT Corp. (b)	528,067	17,415,650
Cintas Corp. (b)	337,985	30,773,534
Pitney Bowes, Inc. (b)	723,481	14,939,883
Republic Services, Inc.	765,174	33,660,004
Stericycle, Inc. (a)	272,436	32,855,782
Tyco International PLC	1,355,139	43,215,383
Waste Management, Inc.	1,451,661	77,475,147

		250,335,383

CONSTRUCTION & ENGINEERING — 1.0%
Fluor Corp.	659,569	31,144,848
Jacobs Engineering Group, Inc. (a)	392,683	16,473,052
Quanta Services, Inc. (a)	509,577	10,318,934

		57,936,834

ELECTRICAL EQUIPMENT — 5.0%
AMETEK, Inc.	761,935	40,832,096
Eaton Corp. PLC	1,812,918	94,344,253
Emerson Electric Co.	2,221,202	106,240,092
Rockwell Automation, Inc.	547,185	56,146,653

		297,563,094

INDUSTRIAL CONGLOMERATES — 21.3%
3M Co.	2,022,655	304,692,749
Danaher Corp.	2,146,328	199,350,945
General Electric Co.	22,399,328	697,739,067
Roper Technologies, Inc.	323,078	61,316,974

		1,263,099,735

MACHINERY — 12.8%
Caterpillar, Inc. (b)	1,987,758	135,088,033
Cummins, Inc.	969,277	85,306,069
Deere & Co. (b)	1,115,747	85,098,024
Dover Corp. (b)	601,926	36,904,083
Flowserve Corp. (b)	419,164	17,638,421
Illinois Tool Works, Inc.	1,113,316	103,182,127
Ingersoll-Rand PLC	836,206	46,233,830
PACCAR, Inc.	1,317,632	62,455,757
Parker-Hannifin Corp.	549,358	53,276,739
Pentair PLC	577,776	28,617,245
Snap-on, Inc.	186,170	31,915,123
Stanley Black & Decker, Inc.	479,485	51,175,434
Xylem, Inc.	574,654	20,974,871

		757,865,756

PROFESSIONAL SERVICES — 3.2%
Dun & Bradstreet Corp.	115,844	12,039,667
Equifax, Inc.	516,695	57,544,322
Nielsen Holdings PLC	1,166,212	54,345,479
Robert Half International, Inc.	601,126	28,337,080
Verisk Analytics, Inc. (a)	499,631	38,411,631

		190,678,179

ROAD & RAIL — 8.3%
CSX Corp.	3,765,858	97,724,015
JB Hunt Transport Services, Inc.	289,991	21,273,740
Kansas City Southern	349,626	26,106,573
Norfolk Southern Corp.	1,123,011	94,995,501
Ryder System, Inc.	311,058	17,677,426
Union Pacific Corp.	2,978,040	232,882,728

		490,659,983

TRADING COMPANIES & DISTRIBUTORS — 1.8%
Fastenal Co. (b)	928,416	37,897,941
United Rentals, Inc. (a)	297,204	21,559,178
W.W. Grainger, Inc. (b)	242,284	49,084,316

		108,541,435

TOTAL COMMON STOCKS (Cost $6,688,013,039)		5,914,098,170

SHORT-TERM INVESTMENTS — 1.7%
State Street Institutional Liquid Reserves Fund, Premier Class 0.23% (c) (d)	7,808,568	7,808,568
State Street Navigator Securities Lending Prime Portfolio (c) (e)	90,811,898	90,811,898

TOTAL SHORT-TERM INVESTMENTS (Cost $98,620,466)		98,620,466

TOTAL INVESTMENTS — 101.4% (f) (Cost $6,786,633,505)		6,012,718,636
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.4)%		(82,403,231)

NET ASSETS — 100.0%		$5,930,315,405

The Industrial Select Sector SPDR Fund

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

(a)	Non-income producing security
(b)	All or a portion of the shares of the security are on loan at December 31, 2015.
(c)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(d)	The rate shown is the annualized seven-day yield at December 31, 2015.
(e)	Investment of cash collateral for securities loaned
(f)	The values of the securities of the Fund are determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).

The Materials Select Sector SPDR Fund

SCHEDULE OF INVESTMENTS

December 31, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
CHEMICALS — 74.0%
Air Products & Chemicals, Inc.	739,229	$96,181,085
Airgas, Inc.	296,662	41,034,288
CF Industries Holdings, Inc.	1,059,080	43,221,055
Dow Chemical Co.	4,775,367	245,835,893
E.I. du Pont de Nemours & Co.	3,721,781	247,870,614
Eastman Chemical Co.	673,872	45,493,099
Ecolab, Inc.	1,128,663	129,096,474
FMC Corp. (a)	640,538	25,064,252
International Flavors & Fragrances, Inc.	365,212	43,693,964
LyondellBasell Industries NV Class A	1,526,897	132,687,349
Monsanto Co.	1,867,831	184,018,710
Mosaic Co.	1,526,481	42,115,611
PPG Industries, Inc.	977,529	96,599,416
Praxair, Inc.	942,879	96,550,809
Sherwin-Williams Co.	347,190	90,130,524

		1,559,593,143

CONSTRUCTION MATERIALS — 4.6%
Martin Marietta Materials, Inc.	301,934	41,238,146
Vulcan Materials Co.	596,710	56,669,548

		97,907,694

CONTAINERS & PACKAGING — 11.8%
Avery Dennison Corp.	433,342	27,153,210
Ball Corp.	618,919	45,013,979
International Paper Co.	1,837,015	69,255,465
Owens-Illinois, Inc. (b)	850,210	14,810,658
Sealed Air Corp.	905,120	40,368,352
WestRock Co.	1,156,340	52,752,231

		249,353,895

METALS & MINING — 9.3%
Alcoa, Inc.	5,855,403	57,792,828
Freeport-McMoRan, Inc.	5,333,031	36,104,620
Newmont Mining Corp.	2,410,877	43,371,677
Nucor Corp.	1,430,316	57,641,735

		194,910,860

TOTAL COMMON STOCKS (Cost $2,647,166,944)		2,101,765,592

SHORT-TERM INVESTMENTS — 0.6%
State Street Institutional Liquid Reserves Fund, Premier Class 0.23% (c) (d)	1,327,990	1,327,990
State Street Navigator Securities Lending Prime Portfolio (d) (e)	10,657,251	10,657,251

TOTAL SHORT-TERM INVESTMENTS (Cost $11,985,241)		11,985,241

TOTAL INVESTMENTS — 100.3% (f) (Cost $2,659,152,185)		2,113,750,833
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(7,022,870)

NET ASSETS — 100.0%		$2,106,727,963

(a)	All or a portion of the shares of the security are on loan at December 31, 2015.
(b)	Non-income producing security
(c)	The rate shown is the annualized seven-day yield at December 31, 2015.
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(e)	Investment of cash collateral for securities loaned
(f)	The values of the securities of the Fund are determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).

The Real Estate Select Sector SPDR Fund

SCHEDULE OF INVESTMENTS

December 31, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.2%
REAL ESTATE INVESTMENT TRUSTS (REITS) — 97.1%
American Tower Corp. REIT	3,955	$383,437
Apartment Investment & Management Co. REIT Class A	1,588	63,568
AvalonBay Communities, Inc. REIT	1,235	227,401
Boston Properties, Inc. REIT	1,453	185,316
Crown Castle International Corp. REIT	3,117	269,465
Equinix, Inc. REIT	579	175,090
Equity Residential REIT	3,402	277,569
Essex Property Trust, Inc. REIT	638	152,744
General Growth Properties, Inc. REIT	5,586	151,995
HCP, Inc. REIT	4,227	161,640
Host Hotels & Resorts, Inc. REIT	7,194	110,356
Iron Mountain, Inc. REIT	1,794	48,456
Kimco Realty Corp. REIT	4,033	106,713
Macerich Co. REIT	1,314	106,027
Plum Creek Timber Co., Inc. REIT	1,716	81,887
Prologis, Inc. REIT	4,896	210,136
Public Storage REIT	1,374	340,340
Realty Income Corp. REIT	2,331	120,349
Simon Property Group, Inc. REIT	2,889	561,737
SL Green Realty Corp. REIT	931	105,184
Ventas, Inc. REIT	3,029	170,926
Vornado Realty Trust REIT	1,682	168,133
Welltower, Inc. REIT	2,888	196,471
Weyerhaeuser Co. REIT	4,880	146,302

		4,521,242

REAL ESTATE MANAGEMENT & DEVELOPMENT — 2.1%
CBRE Group, Inc. Class A	2,847	98,449

TOTAL COMMON STOCKS (Cost $4,590,195)		4,619,691

SHORT-TERM INVESTMENT — 0.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.23% (a) (b) (Cost $7,907)	7,907	7,907

TOTAL INVESTMENTS — 99.4% (c) (Cost $4,598,102)		4,627,598
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.6%		28,076

NET ASSETS — 100.0%		$4,655,674

(a)	The rate shown is the annualized seven-day yield at December 31, 2015.
(b)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(c)	The values of the securities of the Fund are determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).

REIT – Real Estate Investment Trust

The Technology Select Sector SPDR Fund

SCHEDULE OF INVESTMENTS

December 31, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
COMMUNICATIONS EQUIPMENT — 6.1%
Cisco Systems, Inc.	16,663,349	$452,493,242
F5 Networks, Inc. (a)	230,907	22,388,743
Harris Corp.	446,762	38,823,618
Juniper Networks, Inc.	1,202,980	33,202,248
Motorola Solutions, Inc.	540,115	36,970,872
QUALCOMM, Inc.	4,964,026	248,126,839

		832,005,562

COMPUTERS & PERIPHERALS — 17.5%
Apple, Inc.	18,302,284	1,926,498,414
EMC Corp.	6,449,614	165,626,088
Hewlett Packard Enterprise Co.	4,899,756	74,476,291
HP, Inc.	4,922,112	58,277,806
NetApp, Inc.	1,009,825	26,790,657
SanDisk Corp.	718,853	54,625,639
Seagate Technology PLC (b)	982,374	36,013,831
Western Digital Corp.	803,001	48,220,210

		2,390,528,936

DIVERSIFIED TELECOMMUNICATION SERVICES — 10.5%
AT&T, Inc.	20,195,362	694,922,406
CenturyLink, Inc.	1,885,600	47,441,696
Frontier Communications Corp. (b)	4,604,416	21,502,623
Level 3 Communications, Inc. (a)	947,333	51,497,022
Verizon Communications, Inc.	13,428,593	620,669,568

		1,436,033,315

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.6%
Amphenol Corp. Class A	1,084,622	56,649,807
Corning, Inc.	3,959,895	72,386,881
FLIR Systems, Inc.	503,874	14,143,743
TE Connectivity, Ltd.	1,268,179	81,937,045

		225,117,476

INTERNET SOFTWARE & SERVICES — 18.5%
Akamai Technologies, Inc. (a)	662,221	34,852,691
Alphabet, Inc. Class A (a)	956,329	744,033,525
Alphabet, Inc. Class C (a)	975,421	740,227,489
eBay, Inc. (a)	3,688,490	101,359,705
Facebook, Inc. Class A (a)	7,453,268	780,059,029
VeriSign, Inc. (a) (b)	358,364	31,306,679
Yahoo!, Inc. (a)	2,915,266	96,961,747

		2,528,800,865

IT SERVICES — 16.1%
Accenture PLC Class A	2,051,036	214,333,262
Alliance Data Systems Corp. (a)	200,670	55,499,302
Automatic Data Processing, Inc.	1,548,957	131,227,637
Cognizant Technology Solutions Corp. Class A (a)	2,077,494	124,691,190
CSRA, Inc.	475,344	14,260,320
Fidelity National Information Services, Inc.	996,049	60,360,569
Fiserv, Inc. (a)	796,014	72,803,441
International Business Machines Corp.	2,929,803	403,199,489
MasterCard, Inc. Class A	3,325,804	323,800,278
Paychex, Inc.	1,105,024	58,444,719
PayPal Holdings, Inc. (a)	3,649,559	132,114,036
Teradata Corp. (a) (b)	478,677	12,646,646
Total System Services, Inc.	635,184	31,632,163

Visa, Inc. Class A (b)	6,389,609	495,514,178
Western Union Co. (b)	1,717,356	30,757,846
Xerox Corp.	3,340,265	35,507,017

		2,196,792,093

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 10.3%
Analog Devices, Inc.	1,082,360	59,876,155
Applied Materials, Inc.	3,869,101	72,236,116
Avago Technologies, Ltd. (b)	860,727	124,934,524
Broadcom Corp. Class A	1,907,680	110,302,058
First Solar, Inc. (a)	247,169	16,310,682
Intel Corp.	13,209,955	455,082,950
KLA-Tencor Corp.	552,272	38,300,063
Lam Research Corp.	519,954	41,294,747
Linear Technology Corp.	843,396	35,819,028
Microchip Technology, Inc. (b)	729,652	33,958,004
Micron Technology, Inc. (a)	3,794,605	53,731,607
NVIDIA Corp.	1,773,164	58,443,486
Qorvo, Inc. (a)	463,976	23,616,378
Skyworks Solutions, Inc.	627,501	48,210,902
Texas Instruments, Inc.	3,381,061	185,315,953
Xilinx, Inc.	903,533	42,438,945

		1,399,871,598

SOFTWARE — 19.2%
Activision Blizzard, Inc. (b)	1,656,186	64,110,960
Adobe Systems, Inc. (a)	1,681,175	157,929,579
Autodesk, Inc. (a)	804,487	49,017,393
CA, Inc.	1,075,806	30,725,019
Citrix Systems, Inc. (a)	537,963	40,696,901
Electronic Arts, Inc. (a)	1,095,880	75,308,874
Intuit, Inc.	910,524	87,865,566
Microsoft Corp.	26,222,089	1,454,801,498
Oracle Corp.	10,568,599	386,070,921
Red Hat, Inc. (a)	652,995	54,074,516
salesforce.com, Inc. (a)	2,199,829	172,466,594
Symantec Corp.	2,303,973	48,383,433

		2,621,451,254

TOTAL COMMON STOCKS (Cost $13,102,148,118)		13,630,601,099

SHORT-TERM INVESTMENT — 3.6%
State Street Navigator Securities Lending Prime Portfolio (c) (d) (Cost $498,065,761)	498,065,761	498,065,761

TOTAL INVESTMENTS — 103.4% (e) (Cost $13,600,213,879)		14,128,666,860
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.4)%		(469,236,411)

NET ASSETS — 100.0%		$13,659,430,449

(a)	Non-income producing security
(b)	All or a portion of the shares of the security are on loan at December 31, 2015.
(c)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(d)	Investment of cash collateral for securities loaned
(e)	The values of the securities of the Fund are determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).

The Utilities Select Sector SPDR Fund

SCHEDULE OF INVESTMENTS

December 31, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.5%
ELECTRIC UTILITIES — 57.3%
American Electric Power Co., Inc.	5,264,193	$306,744,526
Duke Energy Corp.	6,778,999	483,952,739
Edison International	3,493,986	206,878,911
Entergy Corp. (a)	1,904,603	130,198,661
Eversource Energy	3,386,539	172,950,547
Exelon Corp.	9,817,830	272,641,139
FirstEnergy Corp.	4,516,669	143,313,907
NextEra Energy, Inc.	4,917,023	510,829,520
Pepco Holdings, Inc.	2,746,629	71,439,820
Pinnacle West Capital Corp.	1,211,014	78,086,183
PPL Corp.	7,199,487	245,718,491
Southern Co. (a)	9,704,420	454,069,812
Xcel Energy, Inc.	5,465,198	196,255,260

		3,273,079,516

GAS UTILITIES — 1.4%
AGL Resources, Inc.	1,287,831	82,176,496

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 1.9%
AES Corp. (a)	7,227,163	69,163,950
NRG Energy, Inc. (a)	3,355,367	39,492,670

		108,656,620

MULTI-UTILITIES — 38.9%
Ameren Corp.	2,612,267	112,928,302
CenterPoint Energy, Inc.	4,659,155	85,542,086
CMS Energy Corp. (a)	3,023,177	109,076,226
Consolidated Edison, Inc. (a)	3,151,910	202,573,256
Dominion Resources, Inc. (a)	6,356,153	429,930,189
DTE Energy Co. (a)	1,936,576	155,294,029
NiSource, Inc. (a)	3,462,409	67,551,600
PG&E Corp.	5,263,820	279,982,586
Public Service Enterprise Group, Inc.	5,401,998	209,003,303
SCANA Corp. (a)	1,525,852	92,298,787
Sempra Energy	2,531,175	237,955,762
TECO Energy, Inc.	2,553,542	68,051,894
WEC Energy Group, Inc. (a)	3,370,439	172,937,225

		2,223,125,245

TOTAL COMMON STOCKS (Cost $6,417,576,583)		5,687,037,877

SHORT-TERM INVESTMENTS — 1.9%
State Street Institutional Liquid Reserves Fund, Premier Class 0.23% (b) (c)	12,800,208	12,800,208
State Street Navigator Securities Lending Prime Portfolio (b) (d)	95,129,245	95,129,245

TOTAL SHORT-TERM INVESTMENTS (Cost $107,929,453)		107,929,453

TOTAL INVESTMENTS — 101.4% (e) (Cost $6,525,506,036)		5,794,967,330
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.4)%		(82,242,663)

NET ASSETS — 100.0%		$5,712,724,667

(a)	All or a portion of the shares of the security are on loan at December 31, 2015.
(b)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(c)	The rate shown is the annualized seven-day yield at December 31, 2015.
(d)	Investment of cash collateral for securities loaned
(e)	The values of the securities of the Fund are determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).

THE SELECT SECTOR SPDR TRUST

NOTES TO SCHEDULES OF INVESTMENTS

December 31, 2015 (Unaudited)

Security Valuation

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to policies and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for determining the fair value of investments. The members of the Committee are approved by the Board. Valuation techniques used to value each Fund’s investments by major category are as follows:

•	Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or fair value.

•	Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value per share or unit. Money market funds generally value portfolio investments using the amortized cost method as set forth in Rule 2a-7 under the Investment Company Act of 1940, as amended (“1940 Act”), and in accordance with Trust procedures to stabilize net asset value.

In the event prices or quotations are not readily available or that application of these valuation methods results in a price for an investment is that deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with valuation policy and procedures approved by the Board.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s respective Select Sector Index, which in turn, could result in a difference between the Fund’s performance and the performance of the Fund’s respective Select Sector Index. Various inputs are used in determining the value of Funds’ investments. These inputs are categorized into a hierarchy consisting of three broad levels for financial reporting purposes.

The Funds value their assets and liabilities at fair value using a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The aggregate value of investments by input level as of December 31, 2015, is included in each Funds’ Schedules of Investments. The Funds did not hold any investments valued using Level 2 or Level 3 inputs as of December 31, 2015 and did not have any transfers between levels for the three months ended December 31, 2015.

THE SELECT SECTOR SPDR TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Transactions with Affiliated Issuers

The Financial Select Sector SPDR Fund and The Financial Services Select Sector SPDR Fund have invested in an affiliated company, State Street Corp. Amounts relating to this investment at December 31, 2015, and for the period then ended are:

Fund	Number of Shares Held at 9/30/2015	Cost at 9/30/2015	Value at 9/30/2015	Purchased		Sold		Number of Shares Held at 12/31/15	Value at 12/31/15	Dividend Income	Realized Gain/(Loss)
				Cost	Shares	Proceeds	Shares
The Financial Select Sector SPDR Fund	2,444,628	$188,486,333	$164,303,448	$52,931,999	754,139	$38,963,803	570,173	2,628,594	$174,433,498	$848,845	$(836,972)
The Financial Services Select Sector SPDR Fund	—	—	—	141,754	2,045	1,503	22	2,023	134,246	688	63

Each Fund may invest in certain money market funds managed by the Adviser, including the State Street Institutional Liquid Reserves Fund — Premier Class (“Liquid Reserves Fund”), a series of State Street Institutional Investment Trust. The Liquid Reserves Fund is a feeder fund in a master/feeder fund structure that invests substantially all of its assets in the State Street Money Market Portfolio (“Master Portfolio”). The Liquid Reserves Fund does not pay an investment advisory fee to the Adviser, but the Master Portfolio in which it invests pays an investment advisory fee to the Adviser. The Liquid Reserves Fund intends to declare dividends on shares from net investment income daily and pay them as of the last business day of each month. In addition, cash collateral from lending activities is invested in State Street Navigator Securities Lending Prime Portfolio (“Prime Portfolio”), for which SSGA Funds Management, Inc. serves as the investment adviser.

Amounts related to investments in Prime Portfolio and/or Liquid Reserves Fund at December 31, 2015 and for the period then ended are:

Prime Portfolio	Value at 9/30/2015	Purchased		Sold		Value at 12/31/15	Income
		Cost	Shares	Proceeds	Shares
The Consumer Discretionary Select Sector SPDR Fund	$369,001,158	$621,601,525	621,601,525	$613,626,123	613,626,123	$376,976,560	$339,408
The Consumer Staples Select Sector SPDR Fund	158,430,802	272,983,757	272,983,757	376,597,701	376,597,701	54,816,858	68,223
The Energy Select Sector SPDR Fund	588,776,881	1,027,840,511	1,027,840,511	1,240,934,170	1,240,934,170	375,683,222	1,604,383
The Financial Select Sector SPDR Fund	244,618,359	226,777,146	226,777,146	434,488,095	434,488,095	36,907,410	95,994
The Health Care Select Sector SPDR Fund	128,006,341	641,333,007	641,333,007	743,017,658	743,017,658	26,321,690	58,036
The Industrial Select Sector SPDR Fund	124,731,157	933,961,712	933,961,712	967,880,971	967,880,971	90,811,898	235,709
The Materials Select Sector SPDR Fund	154,703,245	233,470,000	233,470,000	377,515,994	377,515,994	10,657,251	96,338
The Technology Select Sector SPDR Fund	414,956,922	349,283,605	349,283,605	266,174,766	266,174,766	498,065,761	214,320
The Utilities Select Sector SPDR Fund	121,367,515	432,955,782	432,955,782	459,194,052	459,194,052	95,129,245	61,991

Liquid Reserves Fund	Value at 9/30/2015	Purchased		Sold		Value at 12/31/15	Income
		Cost	Shares	Proceeds	Shares
The Consumer Discretionary Select Sector SPDR Fund	$10,764,088	$62,893,128	62,893,128	$63,340,994	63,340,994	$10,316,222	$15,726
The Consumer Staples Select Sector SPDR Fund	5,839,455	83,375,361	83,375,361	83,642,667	83,642,667	5,572,149	10,268
The Energy Select Sector SPDR Fund	9,735,578	178,868,190	178,868,190	175,338,928	175,338,928	13,264,840	16,930
The Financial Select Sector SPDR Fund	36,046,018	324,765,817	324,765,817	324,249,366	324,249,366	36,562,469	19,902
The Financial Services Select Sector SPDR Fund	—	112,289	112,289	109,235	109,235	3,054	5
The Health Care Select Sector SPDR Fund	9,211,316	91,237,737	91,237,737	96,573,235	96,573,235	3,875,818	9,567
The Industrial Select Sector SPDR Fund	5,404,030	58,565,355	58,565,355	56,160,817	56,160,817	7,808,568	6,797
The Materials Select Sector SPDR Fund	277,516	89,033,416	89,033,416	87,982,942	87,982,942	1,327,990	2,375
The Real Estate Select Sector SPDR Fund	—	72,714	72,714	64,807	64,807	7,907	5

THE SELECT SECTOR SPDR TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Liquid Reserves Fund	Value at 9/30/2015	Purchased		Sold		Value at 12/31/15	Income
		Cost	Shares	Proceeds	Shares
The Technology Select Sector SPDR Fund	$23,761,405	$119,324,089	119,324,089	$143,085,494	143,085,494	$—	$15,739
The Utilities Select Sector SPDR Fund	11,607,167	88,534,274	88,534,274	87,341,233	87,341,233	12,800,208	8,692

Aggregate Unrealized Appreciation and Depreciation

As of December 31, 2015, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
The Consumer Discretionary Select Sector SPDR Fund	$11,793,841,955	$928,682,643	$1,002,882,749	$(74,200,106)
The Consumer Staples Select Sector SPDR Fund	8,218,830,700	295,727,633	359,831,363	(64,103,730)
The Energy Select Sector SPDR Fund	17,468,670,893	99,671,933	5,600,213,708	(5,500,541,775)
The Financial Select Sector SPDR Fund	19,897,618,526	324,127,261	925,438,499	(601,311,238)
The Financial Services Select Sector SPDR Fund	12,302,749	109,714	134,080	(24,366)
The Health Care Select Sector SPDR Fund	14,137,486,235	225,508,540	496,745,824	(271,237,284)
The Industrial Select Sector SPDR Fund	6,786,633,505	89,240,232	863,155,101	(773,914,869)
The Materials Select Sector SPDR Fund	2,659,152,185	8,703,128	554,104,480	(545,401,352)
The Real Estate Select Sector SPDR Fund	4,598,102	74,436	44,940	29,496
The Technology Select Sector SPDR Fund	13,600,213,879	1,241,678,482	713,225,501	528,452,981
The Utilities Select Sector SPDR Fund	6,525,506,036	25,897,958	756,436,664	(730,538,706)

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is also available on the Funds’ website at www.sectorspdrs.com as well as on the website of the U.S. Securities and Exchange Commission at www.sec.gov.

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

The certifications required by Rule 30a-2(a) under the Investment Company Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Select Sector SPDR Trust

By:	/s/ Ellen M. Needham
Ellen M. Needham
President

Date: February 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President (Principal Executive Officer)

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer (Principal Financial Officer)

Date: February 26, 2016